Debt - Debt Instrument (Details) - Convertible - Senior Convertible Notes due 2023 $ in Millions	Nov. 30, 2020 USD ($)
Debt Instrument [Line Items]
Principal	$ 537
Less: Unamortized debt discount and transaction costs	(76)
Total	$ 461